FI - Fair value, unfunded commitments, term of redemption conditions (Details 11) - CHF (SFr) SFr in Millions	Jun. 30, 2017	Dec. 31, 2016
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 1,002	SFr 1,203
Redeemable	2,476	2,246
Total fair value	3,478	3,449
Unfunded commitments	164	388
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest	203	334
Redeemable attributable to non-controlling interest	225	231
Unfunded commitments attributable to non-controlling interest	SFr 67	88
High end of period of time, in years, that the underlying assets of non-redeemable funds are expected to be liquidated	10
Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 59	65
Redeemable	989	1,280
Total fair value	1,048	1,345
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	59	65
Redeemable	1,006	1,281
Total fair value	1,065	1,346
Unfunded commitments	SFr 0	SFr 0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	65.00%	58.00%
Percentage of investment subject to monthly redemption	20.00%	23.00%
Percentage of investment subject to quarterly redemption	12.00%	17.00%
Percentage of investment subject to annual redemption	3.00%	2.00%
Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 0	SFr 0
Redeemable	(17)	(1)
Total fair value	(17)	(1)
Unfunded commitments	0	0
Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	943	1,138
Redeemable	1,487	966
Total fair value	2,430	2,104
Unfunded commitments	164	388
Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	171	217
Redeemable	278	329
Total fair value	449	546
Unfunded commitments	SFr 0	SFr 0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	4.00%	5.00%
Percentage of investment subject to monthly redemption	60.00%	26.00%
Percentage of investment subject to quarterly redemption	36.00%	68.00%
Percentage of investment subject to annual redemption	0.00%	1.00%
Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 458	SFr 574
Redeemable	0	0
Total fair value	458	574
Unfunded commitments	129	170
Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	314	347
Redeemable	1,209	637
Total fair value	1,523	984
Unfunded commitments	35	218
Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	168	215
Redeemable	44	77
Total fair value	212	292
Unfunded commitments	0	0
Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1	5
Redeemable	0	0
Total fair value	1	5
Unfunded commitments	0	20
Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	2	2
Redeemable	24	51
Total fair value	26	53
Unfunded commitments	0	0
Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	243	240
Redeemable	0	0
Total fair value	243	240
Unfunded commitments	48	42
Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	180	212
Redeemable	0	0
Total fair value	180	212
Unfunded commitments	48	50
Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1	0
Redeemable	210	201
Total fair value	211	201
Unfunded commitments	0	0
Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	34	117
Redeemable	0	0
Total fair value	34	117
Unfunded commitments	33	58
Bank
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	994	1,197
Redeemable	2,477	2,244
Total fair value	3,471	3,441
Unfunded commitments	163	387
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest	203	334
Redeemable attributable to non-controlling interest	225	231
Unfunded commitments attributable to non-controlling interest	67	88
Bank | Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	60	65
Redeemable	988	1,280
Total fair value	1,048	1,345
Unfunded commitments	0	0
Bank | Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	60	65
Redeemable	1,005	1,281
Total fair value	1,065	1,346
Unfunded commitments	SFr 0	SFr 0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	65.00%	58.00%
Percentage of investment subject to monthly redemption	20.00%	23.00%
Percentage of investment subject to quarterly redemption	12.00%	17.00%
Percentage of investment subject to annual redemption	3.00%	2.00%
Bank | Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 0	SFr 0
Redeemable	(17)	(1)
Total fair value	(17)	(1)
Unfunded commitments	0	0
Bank | Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	934	1,132
Redeemable	1,489	964
Total fair value	2,423	2,096
Unfunded commitments	163	387
Bank | Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	171	217
Redeemable	278	329
Total fair value	449	546
Unfunded commitments	SFr 0	SFr 0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	4.00%	5.00%
Percentage of investment subject to monthly redemption	60.00%	26.00%
Percentage of investment subject to quarterly redemption	36.00%	68.00%
Percentage of investment subject to annual redemption	0.00%	1.00%
Bank | Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 451	SFr 566
Redeemable	0	0
Total fair value	451	566
Unfunded commitments	128	169
Bank | Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	312	349
Redeemable	1,211	635
Total fair value	1,523	984
Unfunded commitments	35	218
Bank | Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	168	215
Redeemable	44	77
Total fair value	212	292
Unfunded commitments	0	0
Bank | Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1	5
Redeemable	0	0
Total fair value	1	5
Unfunded commitments	0	20
Bank | Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	2	2
Redeemable	24	51
Total fair value	26	53
Unfunded commitments	0	0
Bank | Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	236	232
Redeemable	0	0
Total fair value	236	232
Unfunded commitments	47	41
Bank | Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	180	212
Redeemable	0	0
Total fair value	180	212
Unfunded commitments	48	50
Bank | Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1	0
Redeemable	210	201
Total fair value	211	201
Unfunded commitments	0	0
Bank | Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	34	117
Redeemable	0	0
Total fair value	34	117
Unfunded commitments	SFr 33	SFr 58